FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Balance Sheet Classification (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Current portion of derivative instruments	$ 270	$ 421	$ 91
Derivative instruments	1,339	953	1,708
Derivative financial assets	1,500	1,094		$ 1,659
Current portion of derivative instruments	(87)	(133)	(22)
Derivative instruments	(22)	(147)	$ (118)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Current portion of derivative instruments	270	421
Derivative instruments	1,339	953
Derivative financial assets	1,609	1,374
Current portion of derivative instruments	(87)	(133)
Derivative instruments	(22)	(147)
Derivative financial liabilities	$ (109)	$ (280)